UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22363

The SteelPath MLP Funds Trust
(Exact name of registrant as specified in charter)

2100 McKinney Ave, Suite 1401, Dallas, Texas, 75201
(Address of principal executive offices)   (Zip code)

Gabriel Hammond, SteelPath Fund Advisors LLC

2100 McKinney Ave, Suite 1401, Dallas, Texas, 75201
(Name and address of agent for service)

Registrant's telephone number, including area code: (214) 740-6047

Date of fiscal year end: November 30

Date of reporting period: July 1, 2009 - June 30, 2010

Item 1. Proxy Voting Record

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2010 with respect to which the registrant was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The SteelPath MLP Funds Trust

By (Signature and Title)	/s/ Gabriel Hammond
Gabriel Hammond, President

Date: August 13, 2010